Summary of Deferred Tax Assets And Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Accrued expense and others	¥ 288	¥ 324
Inventory provision	35,313	10,090
Impairment on prepayment	72	696
Provision of purchase commitment		60
Impairment of long-lived assets	47	32
Product warranty	57	24
Intercompany unrealized profit	4,506
Tax loss	28,066	19,145
Total deferred tax assets before valuation allowance	68,349	30,371
Valuation allowance	(1,079)		¥ (503)
Total deferred tax assets	67,270	30,371
Unrealized gain and accrued interest income on investments	(290)	(264)
Accelerated tax depreciation	(1,184)	(1,165)
Total deferred tax liabilities	(1,474)	(1,429)
Deferred tax assets, net	¥ 65,796	¥ 28,942